Equity - Schedule of Composition of Share Capital (Parentheticals) (Details)	Dec. 31, 2023 ₪ / shares
Schedule of Composition of Share Capital [Abstract]
Authorized No. of shares, Ordinary Shares, par value	₪ 0.01
Issued and paid-up No. of shares, Ordinary Shares, par value	₪ 0.01